Borrowings - Existing Facilities (Details) NOK in Thousands, $ in Thousands								12 Months Ended
	Jul. 19, 2017 facility	Jul. 03, 2017 USD ($)	Jun. 27, 2017 NOK	Apr. 05, 2017 USD ($)	Jul. 19, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche loan building installment item	Dec. 31, 2017 USD ($) entity installment	Dec. 31, 2016 USD ($)	Jan. 17, 2017 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 22, 2016 USD ($)	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance								$ 2,547,556	$ 2,652,026
Bank loans and bond repayments			NOK 424,360					397,008
Citibank, Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas
Borrowings
Maximum facility amount																	$ 450,000
Outstanding balance								$ 382,500	405,000
Number of equal quarterly installment of debt repayment | installment								8
Installment amount								$ 5,625
Final balloon payment								337,500
Tranche 1
Borrowings
Number of equal semi-annual installments for debt repayment | installment							24
Profile of debt instrument (in years)							12 years
Tranche 2
Borrowings
Number of equal semi-annual installments for debt repayment | installment							24
Commencement of first installment after delivery of newbuilding							6 months
Profile of debt instrument (in years)							12 years
Tranche 3
Borrowings
Commencement of first installment after delivery of newbuilding							6 months
Two-year bullet junior tranche facility
Borrowings
Outstanding balance								29,750
Accelerated amortization								213
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. (Legacy Facility Refinancing)
Borrowings
Maximum facility amount					$ 1,050,000
Unamortized loan fees written off to profit or loss								18,215
Number of legacy facilities refinanced | facility	6
Minimum liquidity required at all times								1,500
Refinance of the outstanding debt													$ 959,899
Profile of debt instrument (in years)					5 years
Number of vessels on which the existing indebtedness is refinanced | item					8
Five-year term loan facility (Legacy Facility Refinancing)
Borrowings
Maximum facility amount					$ 950,000
Outstanding balance								$ 891,667
Number of equal semi-annual installments for debt repayment | installment								7
Installment amount								$ 29,167
Final balloon payment								687,500
Drawn amount													950,000
Revolving credit facilities (Legacy Facility Refinancing)
Borrowings
Maximum facility amount					$ 100,000
Outstanding balance								0
Drawn amount										$ 30,000			$ 11,641
Bank loans and bond repayments		$ 41,641
Available facility amount								100,000
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crdit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Socit Gnrale and The Korea Development Bank
Borrowings
Maximum facility amount							$ 1,311,356
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility							60.00%
Deferred financing fees								17,519	12,045
Outstanding balance								$ 589,930	$ 635,783
Number of international banks with debt financing agreement | item							14
Number of tranches in loan agreement | tranche							4
Number of sub-divided loans in the facility | loan							8
Drawn amount											$ 160,697	$ 160,697		$ 162,967	$ 162,967
Number of entities with required minimum liquidity | entity								4
Minimum liquidity required at all times								$ 1,500
Number of new buildings expected to be delivered | building							8
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum facility amount							$ 412,458
Commencement of first installment after delivery of newbuilding							6 months
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum facility amount							$ 201,094
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum facility amount							$ 206,115
Number of equal semi-annual installments for debt repayment | installment							24
Profile of debt instrument (in years)							12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum facility amount							$ 491,690
Number of equal semi-annual installments for debt repayment | installment							20
Commencement of first installment after delivery of newbuilding							6 months
Profile of debt instrument (in years)							20 years
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited (Five Vessel Refinancing)
Borrowings
Unamortized loan fees written off to profit or loss				$ 1,016				3,046
Refinance of the outstanding debt						$ 644,000
Balance debt paid from available cash						68,800
Decrease in aggregate available amount						1,300
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Five-year senior tranche facility
Borrowings
Maximum facility amount																$ 396,500
Outstanding balance								353,170
Drawn amount						395,450
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Five-year senior tranche facility, first four advances
Borrowings
Maximum facility amount								$ 72,288
Commencement of first installment after drawdown								3 months
Number of equal quarterly installment of debt repayment | installment								20
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Senior tranche facility, fifth advance
Borrowings
Maximum facility amount								$ 106,298
Commencement of first installment after drawdown								12 months
Number of equal quarterly installment of debt repayment | installment								17
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Two-year bullet junior tranche facility
Borrowings
Maximum facility amount																$ 180,000
Drawn amount						$ 179,750
Borrowings prepaid				150,000
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Two-year bullet junior tranche facility, first four advances
Borrowings
Maximum facility amount								$ 29,958
Advance repayable after drawdown								24 months
GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. | Two-year bullet Junior tranche facility, fifth advance
Borrowings
Maximum facility amount								$ 59,918
GAS-eighteen Ltd | Two-year bullet junior tranche facility
Borrowings
Borrowings prepaid				29,958
GAS-nineteen Ltd | Two-year bullet junior tranche facility
Borrowings
Borrowings prepaid				20,042
GAS-twenty Ltd | Two-year bullet junior tranche facility
Borrowings
Borrowings prepaid				20,042
GAS-twenty one Ltd | Two-year bullet junior tranche facility
Borrowings
Borrowings prepaid				20,042
GAS-twenty seven Ltd | Two-year bullet junior tranche facility
Borrowings
Borrowings prepaid				$ 59,918